Leases (Details) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Leases [Line Items]
Number of leases	34	34		38	31
Lease expenses		$ 3,260	$ 2,330	$ 3,310	$ 2,340
Cost of goods-occupancy cost		1,000	390	660	480
Rent expense in selling expense		2,160	1,730	2,420	1,740
Rent expense in general and administrative expense		$ 90	$ 210	$ 230	$ 120